CONSOLIDATED STATEMENT OF FINANCIAL POSITION $ in Thousands, $ in Millions		Dec. 31, 2024 ARS ($)	Dec. 31, 2023 ARS ($)
Non-current assets
Property, plant and equipment		$ 1,617,870,189	$ 1,652,681,399
Intangible assets		30,716,177	34,746,516
Biological assets		186,800,888	194,337,002
Investment in associates		109,271,693	74,823,730
Inventories		4,278,852	13,025,693
Other non-financial assets		687,198	662,749
Trade and other receivables		136,740,273	336,657,010
Other financial assets		14,961,851	84,362,973
Deferred tax asset		6,422,404	27,576,527
Total non current assets		2,107,749,525	2,418,873,599
Current assets
Biological assets		35,150,412	14,718,006
Inventories		21,808,385	19,467,972
Other non-financial assets		35,620,633	26,612,046
Trade and other receivables		217,709,239	351,209,954
Other financial assets		240,175,386	195,634,662
Cash and cash equivalents		3,842,404	29,333,834
Total current assets		554,306,459	636,976,474
Total assets		2,662,055,984	3,055,850,073
Equity
Capital stock		1,514,022	1,514,022
Adjustment to capital stock		539,501,105	539,501,105
Legal reserve		105,971,780	89,852,498
Voluntary reserve		754,128,446	754,128,446
Other equity accounts		(40,877,853)	(49,059,933)
Voluntary reserve for future dividends distribution		388,902,616	159,665,813
Retained earnings		50,910,558	322,333,372
Equity attributable to holders of the parent		1,800,050,674	1,817,935,323
Non-controlling interests		63,056,307	47,365,955
Total equity	[1]	1,863,106,981	1,865,301,278
Non-current liabilities
Trade and other payables		674,904
Other non-financial liabilities		24,782,337	61,144,166
Loans and borrowings		230,012,557	623,618,208
Compensation and employee benefits liabilities		7,669,181	7,206,430
Provisions		2,247,075	4,211,560
Deferred income tax liabilities		158,839,537	172,391,404
Total non current liabilities		424,225,591	868,571,768
Current liabilities
Trade and other payables		95,857,998	108,453,851
Other non-financial liabilities		30,614,179	55,786,542
Loans and borrowings		150,777,810	106,291,772
Compensation and employee benefits liabilities		33,872,881	34,247,285
Income tax payable		60,660,300	13,660,754
Provisions		2,940,244	3,536,823
Total current liabilities		374,723,412	321,977,027
Total liabilities		798,949,003	1,190,548,795
Total equity and liabilities		$ 2,662,055,984	$ 3,055,850,073

[1]	11,403,875 common shares are held by the Company and subsidiaries.